Derivative financial instrument liabilities (Details 1) - Derivative Warrant Liabilities [Member] $ in Thousands	6 Months Ended
Feb. 29, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 3,544
Change in fair value	(1,811)
Ending balance at derivative warrant liabilities	$ 1,733